S000094441 [Member] Expense Example - Wasatch Global Small Cap Value Fund	Sep. 30, 2025 USD ($)
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	866
INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 1,208